Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	December 31,
	2021	2022
Mold and tooling	2,354,411	3,901,436
Leasehold improvements	1,876,294	3,408,731
Charging & battery swap equipment	2,279,893	3,393,603
Production facilities	831,776	3,252,362
Construction in process	1,304,548	3,114,345
Computer and electronic equipment	575,364	1,250,861
Purchased software	493,374	985,141
R&D equipment	552,956	939,586
Buildings and constructions	875,562	890,576
Corporate vehicles	180,157	473,602
Others	274,906	991,597
Subtotal	11,599,241	22,601,840
Less: Accumulated depreciation	(4,131,352)	(6,901,232)
Less: Accumulated impairment	(68,373)	(41,942)
Total property, plant and equipment, net	7,399,516	15,658,666